Cover Page	May 25, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 25, 2021
Entity Central Index Key	0000019612
Amendment Flag	false
Entity Registrant Name	TCF FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	MI
Entity File Number	001-39009
Entity Tax Identification Number	38-2022454
Entity Address, Address Line One	333 W. Fort Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	866
Local Phone Number	-1807
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock (par value $1 per share)
Trading Symbol	TCF
Security Exchange Name	NASDAQ
Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	TCFCP
Security Exchange Name	NASDAQ